Document and Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2017	Sep. 15, 2017	Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 2,196,421
Entity Common Stock, Shares Outstanding		9,428,472
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018